Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Other deposits	$ 788,758	$ 11,063
Prepayments	1,622	3,183
Prepayments and other current assets	$ 790,380	$ 14,246